CONVERTIBLE PREFERRED STOCK AND COMMON STOCK - Schedule of Shares Reserved for Issuance (Details)	Mar. 31, 2021 shares
Class of Stock [Line Items]
Reserved shares of common stock for issuance ( in shares)	270,663,755
Convertible preferred stock
Class of Stock [Line Items]
Reserved shares of common stock for issuance ( in shares)	175,531,186
Common Stock Warrants
Class of Stock [Line Items]
Reserved shares of common stock for issuance ( in shares)	6,001,639
Preferred Stock Warrants
Class of Stock [Line Items]
Reserved shares of common stock for issuance ( in shares)	44,205,800
Outstanding stock options
Class of Stock [Line Items]
Reserved shares of common stock for issuance ( in shares)	44,914,082
Share-based Payment Arrangement
Class of Stock [Line Items]
Reserved shares of common stock for issuance ( in shares)	11,048